DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 13,071,800	$ 11,619,076	$ 56,239,667	$ 55,406,337
Greece [Member]
Revenue	13,009,038	11,453,496	55,564,240	51,259,784
Croatia [Member]
Revenue	11,336	0	18,441	24,840
Cyprus [Member]
Revenue	0	14,723	112,640	36,987
Denmark [Member]
Revenue	0	54,686	53,710	537,098
Germany [Member]
Revenue	0	13,613	13,370	1,314,381
Italy [Member]
Revenue	0	15,727	15,446	75,183
UK [Member]
Revenue	$ 51,426	$ 66,831	461,820	1,853,816
Libya [Member]
Revenue			0	1,028
France [Member]
Revenue			0	18,988
Ireland [Member]
Revenue			0	36,349
Jordan [Member]
Revenue			0	29,635
Netherlands [Member]
Revenue			0	188,890
Poland [Member]
Revenue			$ 0	$ 29,358